Quarterly Report
July 31, 2023
MFS®  Lifetime®  2025 Fund
L25-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 65.7%
MFS Emerging Markets Debt Fund - Class R6	438,649	$5,149,735
MFS Emerging Markets Debt Local Currency Fund - Class R6	884,945	5,132,680
MFS Global Opportunistic Bond Fund - Class R6	3,139,114	24,767,613
MFS Government Securities Fund - Class R6	4,087,904	35,278,607
MFS High Income Fund - Class R6	3,428,742	10,217,652
MFS Inflation-Adjusted Bond Fund - Class R6	3,830,124	35,275,445
MFS Limited Maturity Fund - Class R6	9,700,381	55,195,166
MFS Total Return Bond Fund - Class R6	6,707,345	62,981,969
		$233,998,867
International Stock Funds – 6.4%
MFS Blended Research International Equity Fund - Class R6	925,959	$11,352,260
MFS International Growth Fund - Class R6	62,324	2,587,677
MFS International Intrinsic Value Fund - Class R6	62,657	2,583,361
MFS Research International Fund - Class R6	277,504	6,146,718
		$22,670,016
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,949,771	$7,194,653
MFS Global Real Estate Fund - Class R6	432,165	7,096,156
		$14,290,809
U.S. Stock Funds – 23.7%
MFS Blended Research Core Equity Fund - Class R6	280,045	$8,793,407
MFS Blended Research Growth Equity Fund - Class R6	480,088	8,804,822
MFS Blended Research Mid Cap Equity Fund - Class R6	970,724	12,376,732
MFS Blended Research Small Cap Equity Fund - Class R6	248,189	3,645,900
MFS Blended Research Value Equity Fund - Class R6	593,710	8,792,851
MFS Growth Fund - Class R6	51,529	8,725,957
MFS Mid Cap Growth Fund - Class R6 (a)	221,545	6,125,718
MFS Mid Cap Value Fund - Class R6	199,986	6,155,566
MFS New Discovery Fund - Class R6	61,232	1,801,431
MFS New Discovery Value Fund - Class R6	98,393	1,785,833
MFS Research Fund - Class R6	161,933	8,765,421
MFS Value Fund - Class R6	177,197	8,732,243
		$84,505,881
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.25% (v)	817,241	$817,241
Total Investment Companies		$356,282,814

Other Assets, Less Liabilities – 0.0%		11,976
Net Assets – 100.0%		$356,294,790
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $356,282,814.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$356,282,814	$—	$—	$356,282,814
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,492,247	$21,665	$716,975	$131,123	$865,347	$8,793,407
MFS Blended Research Growth Equity Fund	8,492,130	13,212	1,010,335	363,080	946,735	8,804,822
MFS Blended Research International Equity Fund	11,025,832	279,993	314,962	15,100	346,297	11,352,260
MFS Blended Research Mid Cap Equity Fund	11,760,480	343,752	894,143	52,869	1,113,774	12,376,732
MFS Blended Research Small Cap Equity Fund	3,378,300	132,228	306,367	13,601	428,138	3,645,900
MFS Blended Research Value Equity Fund	8,470,913	179,272	439,709	25,121	557,254	8,792,851
MFS Commodity Strategy Fund	6,687,111	530,900	255,348	(50,274)	282,264	7,194,653
MFS Emerging Markets Debt Fund	5,064,411	164,295	162,349	(39,447)	122,825	5,149,735
MFS Emerging Markets Debt Local Currency Fund	5,067,227	118,357	214,416	(23,559)	185,071	5,132,680
MFS Global Opportunistic Bond Fund	23,787,007	1,529,534	344,112	(58,711)	(146,105)	24,767,613
MFS Global Real Estate Fund	6,838,795	291,404	156,802	2,158	120,601	7,096,156
MFS Government Securities Fund	34,027,368	2,847,160	552,412	(72,936)	(970,573)	35,278,607
MFS Growth Fund	8,532,516	31,094	851,066	539,533	473,880	8,725,957
MFS High Income Fund	10,114,699	335,161	231,643	(27,277)	26,712	10,217,652
MFS Inflation-Adjusted Bond Fund	33,870,126	3,017,798	346,730	(35,029)	(1,230,720)	35,275,445
MFS Institutional Money Market Portfolio	951,899	1,930,222	2,064,650	(90)	(140)	817,241
MFS International Growth Fund	2,554,329	51,800	89,558	16,444	54,662	2,587,677
MFS International Intrinsic Value Fund	2,547,706	36,139	75,821	9,172	66,165	2,583,361
MFS Limited Maturity Fund	51,272,740	4,614,929	426,416	(26,858)	(239,229)	55,195,166
MFS Mid Cap Growth Fund	5,905,229	61,485	298,021	61,102	395,923	6,125,718
MFS Mid Cap Value Fund	5,938,656	160,158	403,682	27,598	432,836	6,155,566
MFS New Discovery Fund	1,693,447	60,640	90,510	4,654	133,200	1,801,431
MFS New Discovery Value Fund	1,693,248	73,493	107,818	3,314	123,596	1,785,833
MFS Research Fund	8,504,333	37,455	555,571	162,852	616,352	8,765,421
MFS Research International Fund	5,973,975	192,836	125,795	13,688	92,014	6,146,718
MFS Total Return Bond Fund	59,783,776	4,876,708	612,723	(116,075)	(949,717)	62,981,969
MFS Value Fund	8,473,904	231,866	317,844	10,976	333,341	8,732,243
	$340,902,404	$22,163,556	$11,965,778	$1,002,129	$4,180,503	$356,282,814
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	71,267	—
MFS Emerging Markets Debt Local Currency Fund	58,359	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$113,102	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	294,095	—
MFS Growth Fund	—	23,289
MFS High Income Fund	156,767	—
MFS Inflation-Adjusted Bond Fund	480,261	—
MFS Institutional Money Market Portfolio	9,907	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	501,265	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	24,464	4,121
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	637,168	—
MFS Value Fund	39,017	—
	$2,385,672	$27,410
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